INTANGIBLE ASSETS - Disclosure Of Reconciliation Of Changes In Intangible Assets And Goodwill (Detail) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 26,917,128		R$ 5,076,501
Acquisition of subsidiary				17,392,570
Additions		(597,485)		(722,893)
Write-offs		(1,995)		(15,055)
Reversal (provision) of impairment		(304)		(2,051)
Transfers		133,063		82,007
Exchange rate variation		407,176		5,106,049
Intangible assets and goodwill, Ending		26,857,583		26,917,128
Gross carrying amount [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		28,794,170		5,883,023
Acquisition of subsidiary				17,392,570
Additions		450,435		258,883
Write-offs		(120,196)		(30,119)
Reversal (provision) of impairment		(304)		(2,051)
Transfers		127,636		85,640
Exchange rate variation		500,201		5,206,224
Intangible assets and goodwill, Ending		29,751,942		28,794,170
Gross carrying amount [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		2,059,150		1,313,090
Acquisition of subsidiary				291,555
Additions		88,101		82,718
Write-offs		(114,805)		(15,095)
Reversal (provision) of impairment
Transfers		280,959		258,092
Exchange rate variation		179,212		128,790
Intangible assets and goodwill, Ending		R$ 2,492,617		R$ 2,059,150
Gross carrying amount [member] | Software [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		2 years 6 months		2 years 6 months
Gross carrying amount [member] | Software [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years		10 years
Gross carrying amount [member] | Trademarks and patents Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ 894,578		R$ 116,805
Acquisition of subsidiary				517,592
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation		(4,744)		260,181
Intangible assets and goodwill, Ending		R$ 889,834		R$ 894,578
Gross carrying amount [member] | Trademarks and patents Finite [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		20 years		20 years
Gross carrying amount [member] | Trademarks and patents Finite [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		25 years		25 years
Gross carrying amount [member] | Trademarks and patents Indefinite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning		R$ 5,747,057		R$ 2,171,585
Acquisition of subsidiary				2,022,163
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation		141,566		1,553,309
Intangible assets and goodwill, Ending		R$ 5,888,623		R$ 5,747,057
Gross carrying amount [member] | Goodwill Avon [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning		R$ 13,299,849
Acquisition of subsidiary				11,511,028
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation		81,341		1,788,821
Intangible assets and goodwill, Ending		R$ 13,381,190		R$ 13,299,849
Gross carrying amount [member] | Goodwill Emeis Brazil Pty Ltd [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[1]
Intangible assets and goodwill, Beginning	[1]	R$ 142,090		R$ 100,237
Acquisition of subsidiary	[1]
Additions	[1]
Write-offs	[1]
Reversal (provision) of impairment	[1]
Transfers	[1]
Exchange rate variation		1,090		41,853
Intangible assets and goodwill, Ending	[1]	R$ 143,180		R$ 142,090
Gross carrying amount [member] | Goodwill The Body Shop International Limited [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life					[2]
Intangible assets and goodwill, Beginning	[2]	R$ 1,946,741		R$ 1,434,369
Acquisition of subsidiary	[2]			34,251
Additions					[2]
Write-offs					[2]
Reversal (provision) of impairment					[2]
Transfers					[2]
Exchange rate variation		116,931		478,121
Intangible assets and goodwill, Ending		R$ 2,063,672		R$ 1,946,741	[2]
Gross carrying amount [member] | Goodwill acquisition of The Body Shop stores [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life
Intangible assets and goodwill, Beginning		R$ 1,456		R$ 1,456
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation
Intangible assets and goodwill, Ending		R$ 1,456		R$ 1,456
Gross carrying amount [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years		10 years
Intangible assets and goodwill, Beginning		R$ 2,785		R$ 1,987
Acquisition of subsidiary
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation		95		798
Intangible assets and goodwill, Ending		R$ 2,880		R$ 2,785
Gross carrying amount [member] | Key Money Indefinite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[3]
Intangible assets and goodwill, Beginning	[3]	R$ 26,769		R$ 17,801
Acquisition of subsidiary	[3]
Additions	[3]
Write-offs	[3]	(3,619)
Reversal (provision) of impairment	[3]	1,984
Transfers	[3]			1,315
Exchange rate variation		(149)	[3]	7,653
Intangible assets and goodwill, Ending	[3]	24,985		26,769
Gross carrying amount [member] | Key Money Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[4]	10,860		12,447
Acquisition of subsidiary	[4]
Additions	[4]	2,500		150
Write-offs	[4]
Reversal (provision) of impairment	[4]	(2,288)		(2,051)
Transfers	[4]	(5,555)		1,647
Exchange rate variation		8,846		(1,333)
Intangible assets and goodwill, Ending	[4]	R$ 14,363		R$ 10,860
Gross carrying amount [member] | Key Money Finite [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[4]	3 years		3 years
Gross carrying amount [member] | Key Money Finite [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[4]	18 years		18 years
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning	[5]	R$ 2,959,519		R$ 602,958
Acquisition of subsidiary	[5]			1,884,249
Additions	[5]
Write-offs	[5]	(446)
Reversal (provision) of impairment	[5]
Transfers	[5]
Exchange rate variation		31,485		472,312
Intangible assets and goodwill, Ending	[5]	R$ 2,990,558		R$ 2,959,519
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[5]	7 years		7 years
Gross carrying amount [member] | Relationship with franchisees and sub franchisees [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life	[5]	15 years		15 years
Gross carrying amount [member] | Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		5 years		5 years
Intangible assets and goodwill, Beginning		R$ 1,595,041
Acquisition of subsidiary				1,131,573
Additions
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation		(14,233)		463,468
Intangible assets and goodwill, Ending		1,580,808		1,595,041
Gross carrying amount [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		108,275		110,288
Acquisition of subsidiary				159
Additions		359,834		176,015
Write-offs		(1,326)		(15,024)
Reversal (provision) of impairment
Transfers		(147,768)		(175,414)
Exchange rate variation		(41,239)		12,251
Intangible assets and goodwill, Ending		R$ 277,776		R$ 108,275
Gross carrying amount [member] | Other intangible assets [member] | Bottom of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		2 years		2 years
Gross carrying amount [member] | Other intangible assets [member] | Top of range [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Useful life		10 years		10 years
Accumulated depreciation, amortisation and impairment [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		R$ (1,877,042)		R$ (806,522)
Acquisition of subsidiary
Additions		(1,047,920)		(981,776)
Write-offs		118,201		15,064
Reversal (provision) of impairment
Transfers		5,427		(3,633)
Exchange rate variation		(93,025)		(100,175)
Intangible assets and goodwill, Ending		(2,894,359)		(1,877,042)
Accumulated depreciation, amortisation and impairment [member] | Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(1,022,498)		(649,347)
Acquisition of subsidiary
Additions		(373,753)		(365,184)
Write-offs		116,429		44
Reversal (provision) of impairment
Transfers		3,760		(3,643)
Exchange rate variation		(93,705)		(4,368)
Intangible assets and goodwill, Ending		(1,369,767)		(1,022,498)
Accumulated depreciation, amortisation and impairment [member] | Trademarks and patents Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(100,043)		(44,108)
Acquisition of subsidiary
Additions		(45,782)		(36,548)
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation		2,638		(19,387)
Intangible assets and goodwill, Ending		(143,187)		(100,043)
Accumulated depreciation, amortisation and impairment [member] | Relationship with retail clients [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(2,839)		(1,939)
Acquisition of subsidiary
Additions		(286)		(252)
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation		(93)		(648)
Intangible assets and goodwill, Ending		(3,218)		(2,839)
Accumulated depreciation, amortisation and impairment [member] | Key Money Finite [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(8,871)		(2,197)
Acquisition of subsidiary
Additions		(185)		(535)
Write-offs
Reversal (provision) of impairment
Transfers		1,667		10
Exchange rate variation		(9,128)		(6,149)
Intangible assets and goodwill, Ending		(16,517)		(8,871)
Accumulated depreciation, amortisation and impairment [member] | Relationship with franchisees and sub franchisees [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(419,061)		(95,772)
Acquisition of subsidiary
Additions		(306,451)		(278,048)
Write-offs		446
Reversal (provision) of impairment
Transfers
Exchange rate variation		(3,983)		(45,241)
Intangible assets and goodwill, Ending		(729,049)		(419,061)
Accumulated depreciation, amortisation and impairment [member] | Technology developed (by acquired subsidiary) [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(319,009)
Acquisition of subsidiary
Additions		(320,183)		(294,713)
Write-offs
Reversal (provision) of impairment
Transfers
Exchange rate variation		6,866		(24,296)
Intangible assets and goodwill, Ending		(632,326)		(319,009)
Accumulated depreciation, amortisation and impairment [member] | Other intangible assets [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets and goodwill, Beginning		(4,721)		(13,159)
Acquisition of subsidiary
Additions		(1,280)		(6,496)
Write-offs		1,326		15,020
Reversal (provision) of impairment
Transfers
Exchange rate variation		4,380		(86)
Intangible assets and goodwill, Ending		R$ (295)		R$ (4,721)

[1]	Goodwill related to the acquisition of subsidiary Emeis Holdings Pty Ltd. acquisition, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests.
[2]	Goodwill related to the acquisition of subsidiary The Body Shop, classified as future economic benefits from synergies. It does not have defined useful life and it is subject to annual impairment tests. In addition, on June 30, 2020, the subsidiary The Body Shop International Limited acquired the entity Aeon Forest Co. Ltd, for R$ 133,275 (¥ 2,632,000). On October 1, 2020, the transaction was concluded and resulted in an assigned amount of goodwill of R$ 34,251.
[3]	Key money with indefinite useful life refers to payments made to former tenants, to get the right to rent the property under lease and can be subsequently negotiated with future tenants in the case of termination of the lease agreement. This balance was considered the scope of the lease standard (CPC 06 (R2) / IFRS 16), applicable from January 1, 2019 (note 3.13.1). The balance not reclassified to the Right-of-Use asset, refers to contracts that the standard exempt on the initial date, that is, short-term contracts. The remaining balance is not amortized and is subject to an annual impairment test.
[4]	Key money with defined useful life refers to payments made to ex-tenants or lessors, to obtain the right to rent the property under the terms of the lease and which cannot be negotiated or recovered later. This balance was considered as the scope of the lease standard (CPC 06 (R2) / IFRS 16), applicable from January 1, 2019. The balance not reclassified to the Right-of-Use asset, refers to contracts that the standard exempt on the initial date, that is, short-term contracts. The remaining balance is amortized over the term of the agreements.
[5]	The balance refers to identifiable intangible assets from relationship with the subsidiary The Body Shop franchisees and sub-franchisees (relationship where the franchisee owns all rights to operate within a territory) and sub-franchisees (relationship where a franchisee operate a single store within a market), with estimated useful life of 15 years.